Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Balance at beginning of year	$ 0
Additions based on tax positions related to the current year	108
Additions from tax positions taken in prior years	366
Balance at end of year	474	$ 0
Predecessor Company [Member]
Operating Loss Carryforwards [Line Items]
Balance at beginning of year	2,221	1,932	$ 1,319
Additions based on tax positions related to the current year		289	613
Reductions based on tax positions related to prior years	(80)
Balance at end of year	$ 2,141	$ 2,221	$ 1,932